Income Tax (Details) - Schedule of reconciliation of effective tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Profit/ (loss) before tax	$ 52,710	$ (87,158)	$ 849
Income tax (benefit)/expense	8,961	(14,817)	297
Tax effect of expenses that are not deductible in determining taxable profit	27,187	49,442	13,525
Tax effect of income not taxable in determining taxable profit	(30,292)	(8,822)	(7,754)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(1,249)	(9,423)	1,960
Others - Includes exchange effects for reversal rates of long-term temporary differences, income taxed at differential rates, effect of change in deferred tax rate and tax discounts	5,563	(2,675)	3,200
Tax effect of utilization of tax losses not previously recognized			68
Tax expense for the year	$ 10,170	$ 13,705	$ 11,296